RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Salaries, Benefits, And Consulting Fees	$ 237	$ 243	$ 975	$ 742
Share-based Payments	427	230	1,251	1,133
Total Key Management Personnel Compensation	$ 664	$ 473	$ 2,226	$ 1,875